COMMITMENTS AND GUARANTEES - Changes in Carrying Amount of Product and Service Warranties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Summary of warranty liability activity
Beginning balance	$ 124.0	$ 124.9	$ 114.9
Warranties and guarantees issued	93.0	86.3	88.4
Liability assumed from acquisitions	0.1	0.2	10.5
Warranty payments and currency	(95.3)	(87.4)	(88.9)
Ending balance	$ 121.8	$ 124.0	$ 124.9